Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

Note 14 – Stockholders’ Equity

July 2015 Purchase Agreement and Registration Rights Agreement

On July 24, 2015, the Company entered into both a securities purchase agreement and registration rights agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”). Under the terms and subject to the conditions of the securities purchase agreement, the Company had the right to sell to Lincoln Park, and Lincoln Park was obligated to purchase, up to $10.0 million in shares of the Company’s common stock, subject to certain limitations, from time to time, over the 36-month period commencing on September 4, 2015. Pursuant to the securities purchase agreement, during the three months ended March 31, 2018, the Company issued and sold 1,900,000 shares of its common stock to Lincoln Park. The issuance of the common shares to Lincoln Park resulted in gross proceeds of $854,000 for the three months ended March 31, 2018. The securities purchase agreement expired on September 4, 2018.

Noncontrolling Interest

In July 2018, the Company formed a new, wholly-owned subsidiary, SRP, to drive the development of its second-generation HDF system and other products focused on improving therapies for patients with renal disease.

On September 5, 2018, SRP entered into a Series A Preferred Stock Purchase Agreement with certain purchasers pursuant to which SRP sold 600,000 shares of its Series A Preferred Stock (“Series A Preferred”) for $5.00 per share. The aggregate purchase price was $3,000,000. SRP incurred transaction-related expenses of approximately $30,000, which were included in selling, general and administrative expenses on the accompanying consolidated statement of operations and comprehensive loss for the three and nine months ended September 30, 2018. The net proceeds from the issuance of the Series A Preferred are restricted to SRP expenses, and may not be used for the benefit of the Company or other affiliated entities, except to reimburse for expenses directly attributable to SRP. Following the Series A Preferred transaction, the Company retained a 62.5% ownership interest in SRP, holding 100% of the outstanding common shares, and holders of Series A Preferred retained a 37.5% interest in SRP on a fully diluted basis, holding 100% of the outstanding preferred shares. Of the 600,000 shares of Series A Preferred issued, the shares purchased by related parties comprised of persons controlled by members of management and by Lambda amounted to 18,000 and 400,000 shares, respectively.

Each share of Series A Preferred is initially convertible into one share of SRP common stock, subject to adjustment for stock splits and recapitalization events. Subject to customary exempt issuances, in the event SRP issues additional shares of its common stock or securities convertible into common stock at a per share price that is less than the original Series A Preferred price, the conversion price of the Series A Preferred will automatically be reduced to such lower price.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of SRP, the holders of the Series A Preferred are entitled to be paid out of the assets of SRP available for distribution to its stockholders or, in the case of a deemed liquidation event, out of the consideration payable to stockholders in such deemed liquidation event or the available proceeds, before any payment shall be made to the holders of SRP common stock by reason of their ownership thereof, an amount per share equal to one times (1x) the Series A Preferred original issue price, plus any accruing dividends accrued but unpaid thereon, whether or not declared, together with any other dividends declared but unpaid thereon (the “Series A Liquidation Preference”). If upon any such liquidation, dissolution or winding up of SRP or deemed liquidation event, the assets of SRP available for distribution to its stockholders shall be insufficient to pay the Series A Liquidation Preference in full, the holders of Series A Preferred shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. After the full payment of the Series A Liquidation Preference, the holders of the Series A Preferred and the holders of common stock will share ratably in any remaining proceeds available for distribution on an as-converted to common stock basis.

Each share of Series A Preferred accrues dividends at the rate per annum of $0.40 per share. The accruing dividends shall accrue from day to day, whether or not declared, and shall be cumulative and shall be payable only when, as, and if declared by the Board.

Holders of Series A Preferred shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series A Preferred held by such holder are convertible as of the record date for determining stockholders entitled to vote. Except as provided by law or by the other provisions, the holders of Series A Preferred vote together with the holders of common stock as a single class. Notwithstanding the foregoing, for as long as at least 150,000 shares of Series A Preferred are outstanding, SRP is required to obtain the affirmative vote or written consent of a majority of the Series A Preferred in order to effect certain corporate transactions, including without limitation, the issuance of any securities senior to or on parity with the Series A Preferred, a liquidation or deemed liquidation of SRP, amendments to SRP’s charter documents, the issuance of indebtedness in excess of $250,000, any annual budget for the Company’s operations, and the hiring or firing of any executive officers of SRP. In addition, the holders of the Series A Preferred are entitled to elect two members of SRP’s board of directors.

The noncontrolling interest in SRP held by holders of the Series A Preferred has been classified as equity on the accompanying consolidated interim balance sheet, as the noncontrolling interest is redeemable only upon the occurrence of events that are within the control of the Company.

Warrants

There were no warrants exercised during the three months ended March 31, 2019 or 2018.

Note 17 - Stockholders’ Equity

April 2018 Private Placement

On April 10, 2018, the Company entered into a stock purchase agreement with certain accredited investors identified therein pursuant to which the Company issued and sold in a private placement 6,540,669 shares of the Company’s common stock resulting in gross proceeds to the Company of approximately $2,943,000. The purchase price for each share was $0.45. Proceeds, net of equity issuance costs of $19,000, recorded as a result of the private placement were approximately $2,924,000. Of the 6,540,669 shares of the Company’s common stock issued, 219,000 shares, resulting in proceeds of $98,000, were sold to members of management, including immediate family members.

March 2017 Private Placement

On March 17, 2017, the Company entered into a securities purchase agreement with certain accredited investors identified therein pursuant to which the Company issued and sold in a private placement 4,059,994 units of its securities, resulting in gross proceeds to the Company of approximately $1,218,000. Each unit consisted of one share of the Company’s common stock and a five-year warrant to purchase one additional share of common stock. The purchase price for each unit was $0.30. The warrants are exercisable at a price of $0.30 per share and are indexed to the Company’s common stock; therefore, the Company is accounting for the warrants as a component of equity. The portion of the gross proceeds received from certain members of management and existing shareholders amounted to $315,000. Proceeds, net of equity issuance costs of $152,000, recorded as a result of the private placement were approximately $1,066,000. In addition to the equity issuance costs incurred as a result of the private placement, the Company also issued a warrant to purchase 81,199 shares of its common stock to the placement agent engaged in connection with the private placement. The form and terms of the placement agent warrant are substantially the same as the form of warrants issued to the investors under the securities purchase agreement, except that the exercise price is $0.33 per share.

July 2015 Purchase Agreement and Registration Rights Agreement

On July 24, 2015, the Company entered into both a securities purchase agreement and registration rights agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”). Under the terms and subject to the conditions of the securities purchase agreement, the Company had the right to sell to Lincoln Park, and Lincoln Park was obligated to purchase, up to $10.0 million in shares of the Company’s common stock, subject to certain limitations, from time to time, over the 36-month period commencing on September 4, 2015. Pursuant to the securities purchase agreement, during the years ended December 31, 2018 and 2017, the Company issued and sold 1,900,000 and 300,000 shares of its common stock, respectively, to Lincoln Park. The issuance of the common shares to Lincoln Park resulted in gross proceeds of $854,000 and $113,000 for the years ended December 31, 2018 and 2017, respectively. The securities purchase agreement expired on September 4, 2018.

Noncontrolling Interest

In July 2018, the Company formed a new, wholly-owned subsidiary, SRP, to drive the development of its second-generation HDF system and other products focused on improving therapies for patients with renal disease.

On September 5, 2018, SRP entered into a Series A Preferred Stock Purchase Agreement with certain purchasers pursuant to which SRP sold 600,000 shares of its Series A Preferred Stock (“Series A Preferred”) for $5.00 per share. The aggregate purchase price was $3,000,000. SRP incurred transaction-related expenses of approximately $30,000, which are included in selling, general and administrative expenses on the accompanying consolidated statement of operations and comprehensive loss. The net proceeds from the issuance of the Series A Preferred are restricted to SRP expenses, and may not be used for the benefit of the Company or other affiliated entities, except to reimburse for expenses directly attributable to SRP. Following the Series A Preferred transaction, the Company retained a 62.5% ownership interest in SRP, holding 100% of the outstanding common shares, and holders of Series A Preferred retained a 37.5% interest in SRP on a fully diluted basis, holding 100% of the outstanding preferred shares. Of the 600,000 shares of Series A Preferred issued, the shares purchased by related parties comprised of persons controlled by members of management and by Lambda amounted to 18,000 and 400,000 shares, respectively.

Each share of Series A Preferred is initially convertible into one share of SRP common stock, subject to adjustment for stock splits and recapitalization events. Subject to customary exempt issuances, in the event SRP issues additional shares of its common stock or securities convertible into common stock at a per share price that is less than the original Series A Preferred price, the conversion price of the Series A Preferred will automatically be reduced to such lower price.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of SRP, the holders of the Series A Preferred are entitled to be paid out of the assets of SRP available for distribution to its stockholders or, in the case of a deemed liquidation event, out of the consideration payable to stockholders in such deemed liquidation event or the available proceeds, before any payment shall be made to the holders of SRP common stock by reason of their ownership thereof, an amount per share equal to one times (1x) the Series A Preferred original issue price, plus any accruing dividends accrued but unpaid thereon, whether or not declared, together with any other dividends declared but unpaid thereon (the “Series A Liquidation Preference”). If upon any such liquidation, dissolution or winding up of SRP or deemed liquidation event, the assets of SRP available for distribution to its stockholders shall be insufficient to pay the Series A Liquidation Preference in full, the holders of Series A Preferred shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. After the full payment of the Series A Liquidation Preference, the holders of the Series A Preferred and the holders of common stock will share ratably in any remaining proceeds available for distribution on an as-converted to common stock basis.

Each share of Series A Preferred accrues dividends at the rate per annum of $0.40 per share. The accruing dividends shall accrue from day to day, whether or not declared, and shall be cumulative and shall be payable only when, as, and if declared by the Board.

Holders of Series A Preferred shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series A Preferred held by such holder are convertible as of the record date for determining stockholders entitled to vote. Except as provided by law or by the other provisions, the holders of Series A Preferred vote together with the holders of common stock as a single class. Notwithstanding the foregoing, for as long as at least 150,000 shares of Series A Preferred are outstanding, SRP is required to obtain the affirmative vote or written consent of a majority of the Series A Preferred in order to effect certain corporate transactions, including without limitation, the issuance of any securities senior to or on parity with the Series A Preferred, a liquidation or deemed liquidation of SRP, amendments to SRP’s charter documents, the issuance of indebtedness in excess of $250,000, any annual budget for the Company’s operations, and the hiring or firing of any executive officers of SRP. In addition, the holders of the Series A Preferred are entitled to elect two members of SRP’s board of directors.

The noncontrolling interest in SRP held by holders of the Series A Preferred has been classified as equity on the accompanying consolidated interim balance sheet, as the noncontrolling interest is redeemable only upon the occurrence of events that are within the control of the Company.

Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. As of December 31, 2018 and 2017, all of the Company’s outstanding warrants are classified as equity.

The following table summarizes certain terms of all of the Company’s outstanding warrants at December 31, 2018 and 2017:

			Exercise	Total Common Shares Issuable as of December 31,
Title of Warrant	Date Issued	Expiry Date	Price	2018	2017
Equity-classified warrants

May 2015 – private placement warrants	3/18/2015	3/18/2020	$0.85	917,149	917,149
June 2016 – Note and Warrant Agreement	6/7/2016	6/7/2021	$0.30	2,284,000	2,374,000
March 2017 – private placement warrants	3/22/2017	3/22/2022	$0.30	3,441,195	3,807,861
Total				6,642,344	7,099,010

The weighted average exercise price of the outstanding warrants was $0.38 as of December 31, 2018 and $0.37 as of December 31, 2017.

Warrants Exercised During 2018 and 2017

During the year ended December 31, 2018, warrants to purchase 456,666 shares of common stock were exercised, resulting in proceeds of approximately $138,000 and the issuance of 456,666 shares of the Company’s common stock. During the year ended December 31, 2017, warrants to purchase 333,332 shares of common stock were exercised, resulting in proceeds of approximately $100,000 and the issuance of 333,332 shares of the Company’s common stock.